GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2017	2016	2015

Europe	$40,394	$34,279	$39,110
Asia and Oceania	13,936	27,700	28,495
Americas	15,532	16,025	22,553
Middle East and Africa	12,130	12,365	9,809

	$81,992	$90,369	$99,967

Schedule of Major Customers	The following are the Company’s major customers:
	Year ended December 31,
	2017	2016	2015

Customer A	32%	25%	27%
Customer B	-	17%	-
Customer C	-	-	10%

	32%	42%	37%

Schedule of Long-Lived Assets by Geographic Location	The following presents total long-lived assets as of December 31, 2017 and 2016:
	December 31,
	2017	2016
Long-lived assets:
Israel	$4,741	$4,156
United States	14	42
Other	247	189

	$5,002	$4,387